Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Jupai Holdings Ltd
Entity Common Stock, Shares Outstanding	199,051,046
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001616291
Amendment Flag	false
American Depository Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, eachrepresenting six ordinary shares
Trading Symbol	JP
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0005 per share
No Trading Symbol Flag	true